Acquisitions (Details) $ in Millions	1 Months Ended		3 Months Ended	12 Months Ended
	Jun. 30, 2015 USD ($)	May 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Equity Method Investments and Joint Ventures [Abstract]
Payments to Acquire Equity Method Investments				$ 132	$ 177	$ 595
Utica East Ohio Midstream, LLC [Member]
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investment, Ownership Percentage				62.00%
Payments to Acquire Equity Method Investments				$ 0	$ 0	$ 357
Utica East Ohio Midstream, LLC [Member] | Williams Partners [Member]
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investment, Ownership Percentage				62.00%
Payments to Acquire Equity Method Investments	$ 357
Reduction in incentive distribution rights payment	$ 2
Eagle Ford Gathering System [Member]
Business Acquisition, Purchase Price Allocation [Abstract]
Other intangible assets		$ 32
Eagle Ford Gathering System [Member] | Williams Partners [Member]
Business Acquisition [Line Items]
Number Of Miles Of Pipeline Acquired		140
Payments to Acquire Businesses, Gross		$ 112
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Property, Plant, and Equipment			$ 20
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Intangibles			$ (20)
Business Acquisition, Purchase Price Allocation [Abstract]
Property, plant, and equipment		$ 80
Additional Investment [Member] | Utica East Ohio Midstream, LLC [Member]
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investment, Ownership Percentage	13.00%